UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21494

Nuveen Floating Rate Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  April 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JFR

Nuveen Floating Rate Income Fund
Portfolio of Investments	April 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 151.8% (92.1% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 123.3% (74.8% of Total Investments) (4)

	Aerospace & Defense – 2.4% (1.4% of Total Investments)

$7,707	Sequa Corporation, Term Loan, First Lien, (WI/DD)	TBD	TBD	B–	$7,798,875
2,654	Sequa Corporation, Term Loan, Second Lien, (WI/DD)	TBD	TBD	CCC	2,703,493
993	Transdigm, Inc., Extend Term Loan F	3.993%	6/07/23	Ba2	992,190
2,943	Transdigm, Inc., Term Loan E, First Lien	4.044%	5/14/22	Ba2	2,944,724
923	Transdigm, Inc., Tranche C Term Loan, (WI/DD)	TBD	TBD	Ba2	925,590
15,220	Total Aerospace & Defense				15,364,872

	Air Freight & Logistics – 0.7% (0.5% of Total Investments)

886	Americold Realty Operating Partnership, Term Loan B, (DD1)	4.750%	12/01/22	BB	897,051
1,767	PAE Holding Corporation, Term Loan B, (DD1)	6.500%	10/20/22	B+	1,778,939
2,166	XPO Logistics, Inc., Refinanced Term Loan	3.405%	11/01/21	Ba1	2,182,105
4,819	Total Air Freight & Logistics				4,858,095

	Airlines – 1.8% (1.1% of Total Investments)

3,388	American Airlines, Inc., Replacement Term Loan	2.993%	6/27/20	BB+	3,394,364
5,365	American Airlines, Inc., Term Loan B	3.494%	12/14/23	BB+	5,378,413
2,940	American Airlines, Inc., Term Loan B, First Lien	3.490%	10/08/21	BB+	2,949,373
11,693	Total Airlines				11,722,150

	Auto Components – 0.1% (0.1% of Total Investments)

716	Horizon Global Corporation, Term Loan B	5.500%	6/30/21	B+	720,695

	Automobiles – 2.2% (1.3% of Total Investments)

4,588	Chrysler Group LLC, Term Loan	2.990%	12/31/18	BBB–	4,617,719
8,206	Formula One Group, Term Loan B	4.568%	2/01/24	B	8,226,929
1,400	Formula One Group, Term Loan, Second Lien	8.068%	7/29/22	CCC+	1,414,000
14,194	Total Automobiles				14,258,648

	Building Products – 0.6% (0.4% of Total Investments)

3,990	Quikrete Holdings, Inc., Initial Term Loan, First Lien	4.243%	11/15/23	BB–	4,024,083

	Capital Markets – 0.5% (0.3% of Total Investments)

1,000	Helix Generation, Term Loan B, (WI/DD)	TBD	TBD	BB	1,012,750
2,000	RPI Finance Trust, Term Loan B6	3.153%	3/16/23	BBB–	2,010,312
3,000	Total Capital Markets				3,023,062

	Chemicals – 1.5% (0.9% of Total Investments)

587	Ineos US Finance LLC, New 2022 Dollar Term Loan	3.743%	3/31/22	Ba2	591,262
655	Ineos US Finance LLC, New 2024 Dollar Term Loan	3.743%	4/01/24	Ba2	659,641
2,319	Mineral Technologies, Inc., Term Loan B2	4.750%	5/07/21	BB+	2,342,046
1,980	OM Group, Inc., Term Loan B, First Lien	6.147%	2/21/24	B	2,009,700
4,454	Univar, Inc., Term Loan B, (WI/DD)	TBD	TBD	BB–	4,472,296
9,995	Total Chemicals				10,074,945

	Commercial Services & Supplies – 4.0% (2.4% of Total Investments)

566	Acosta, Inc., Term Loan B	4.250%	9/26/21	B	528,489
741	ADS Waste Holdings, Inc., Term Loan B, First Lien	3.696%	11/10/23	BB	748,588
824	Education Management LLC, Tranche A, Term Loan, (5)	5.655%	7/02/20	N/R	404,416
1,567	Education Management LLC, Tranche B, Term Loan, (5)	8.655%	7/02/20	N/R	41,787
1,496	Fort Dearborn Holding Company, Inc., Term Loan, First Lien	5.147%	10/19/23	B2	1,511,836
4,510	iQor US, Inc., Term Loan, First Lien	6.148%	4/01/21	B	4,464,641
500	iQor US, Inc., Term Loan, Second Lien	9.898%	4/01/22	CCC+	455,000

NUVEEN	1

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Commercial Services & Supplies (continued)

$1,485	KAR Auction Services, Inc., Term Loan B3, First Lien	4.500%	3/09/23	BB–	$1,503,785
3,483	Monitronics International, Inc., Term Loan B2, First Lien	6.647%	9/30/22	B2	3,540,181
6,772	Protection One, Inc., Term Loan, First Lien	4.250%	5/02/22	BB–	6,848,423
2,307	Skillsoft Corporation, Initial Term Loan, First Lien, (DD1)	5.750%	4/28/21	B–	2,166,960
1,975	Universal Services of America, Initial Term Loan, First Lien	4.790%	7/28/22	B+	1,982,098
1,750	Universal Services of America, Term Loan, Second Lien	9.672%	7/28/23	B–	1,776,250
27,976	Total Commercial Services & Supplies				25,972,454

	Communications Equipment – 2.4% (1.5% of Total Investments)

2,234	Avaya, Inc., DIP Term Loan	8.500%	1/24/18	Baa3	2,299,051
6,724	Avaya, Inc., Term Loan B3, (5)	6.460%	10/26/17	N/R	5,639,529
1,060	Avaya, Inc., Term Loan B6, (5)	6.667%	3/31/18	N/R	887,104
2,313	Avaya, Inc., Term Loan B7, (5), (DD1)	6.460%	5/29/20	N/R	1,936,939
1,588	Colorado Buyer, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	B+	1,601,727
1,094	Colorado Buyer, Inc., Term Loan, Second Lien, (WI/DD)	TBD	TBD	B3	1,099,219
2,252	Riverbed Technology, Inc., Term Loan B, First Lien	4.250%	4/24/22	B+	2,251,731
17,265	Total Communications Equipment				15,715,300

	Consumer Finance – 1.9% (1.2% of Total Investments)

2,332	First Data Corporation, New Dollar Term Loan	3.988%	7/08/22	BB	2,347,446
10,324	First Data Corporation, Term Loan B	3.491%	4/21/24	BB	10,341,767
12,656	Total Consumer Finance				12,689,213

	Containers & Packaging – 0.8% (0.5% of Total Investments)

1,624	Berry Plastics Holding Corporation, Term Loan I	3.507%	10/01/22	BB	1,636,337
3,851	Reynolds Group Holdings, Inc., Term Loan, First Lien, (DD1)	3.993%	2/05/23	B+	3,874,681
5,475	Total Containers & Packaging				5,511,018

	Diversified Consumer Services – 3.2% (1.9% of Total Investments)

5,909	Cengage Learning Acquisitions, Inc., Term Loan B	5.250%	6/07/23	B+	5,695,212
8,339	Hilton Hotels Corporation, Term Loan B2	2.991%	10/25/23	BBB–	8,417,228
4,127	Houghton Mifflin, Term Loan B, First Lien	4.000%	5/28/21	B+	3,827,437
3,000	Laureate Education, Inc., New Term Loan, (WI/DD)	TBD	TBD	B	3,003,750
21,375	Total Diversified Consumer Services				20,943,627

	Diversified Financial Services – 2.7% (1.7% of Total Investments)

2,764	Citco III Limited, Term Loan, (WI/DD)	TBD	TBD	N/R	2,782,517
1,219	Freedom Mortgage Corporation, Initial Term Loan	6.862%	2/23/22	BB–	1,239,316
1,424	MJ Acquisition Corp., Term Loan, First Lien	4.061%	6/01/22	B+	1,433,904
3,990	Veritas US, Inc., Initial Dollar Term Loan B1	6.772%	1/27/23	B+	3,975,461
8,354	WideOpenWest Finance LLC, New Term Loan B	4.554%	8/18/23	B1	8,418,564
17,751	Total Diversified Financial Services				17,849,762

	Diversified Telecommunication Services – 6.2% (3.7% of Total Investments)

1,493	DTI Holdings, Inc., Term Loan B, First Lien	6.421%	10/02/23	B	1,471,045
3,569	Frontier Communications Corporation, Term Loan A, Delayed Draw, First Lien	3.750%	3/31/21	BB	3,461,693
4,489	Greeneden U.S. Holdings II LLC, Term Loan B	5.158%	12/01/23	B2	4,529,451
12,066	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	3.887%	6/30/19	B1	11,943,072
6,132	Level 3 Financing, Inc., Tranche B, Term Loan	3.241%	2/22/24	BBB–	6,159,266
668	Presidio, Inc., Term Loan, First Lien	4.396%	2/02/22	B1	674,754
12,000	Ziggo B.V., Term Loan E	3.494%	4/15/25	BB–	12,019,284
40,417	Total Diversified Telecommunication Services				40,258,565

	Electric Utilities – 1.3% (0.8% of Total Investments)

934	EFS Cogen Holdings LLC, Term Loan B	4.650%	6/28/23	BB	942,557
3,784	Energy Future Intermediate Holding Company, DIP Term Loan	4.304%	6/30/17	BB	3,809,421
3,249	Vistra Operations Co., Term Loan B	3.753%	8/04/23	BB+	3,245,956
743	Vistra Operations Co., Term Loan C	3.743%	8/04/23	Ba2	742,161
8,710	Total Electric Utilities				8,740,095

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Electronic Equipment, Instruments & Components – 1.2% (0.7% of Total Investments)

$3,832	SMART Modular Technologies, Inc., Term Loan	9.250%	8/26/19	B	$3,736,409
2,449	TTM Technologies, Inc., New Term Loan	5.250%	5/31/21	BB–	2,494,779
1,741	Zebra Technologies Corporation Refinancing Term Loan B, First Lien	3.600%	10/27/21	BB+	1,760,204
8,022	Total Electronic Equipment, Instruments & Components				7,991,392

	Energy Equipment & Services – 0.4% (0.3% of Total Investments)

3,360	Drill Rigs Holdings, Inc., Tranche B1, Term Loan, (5)	8.000%	3/31/21	CCC–	2,546,218
627	Dynamic Energy Services International LLC, Term Loan	14.538%	3/06/18	N/R	244,414
3,987	Total Energy Equipment & Services				2,790,632

	Equity Real Estate Investment Trusts – 2.9% (1.7% of Total Investments)

6,436	Communications Sales & Leasing, Inc., Shortfall Term Loan	4.000%	10/24/22	BB–	6,450,022
2,178	MGM Growth Properties, Term Loan B	3.295%	4/25/23	BB+	2,184,806
1,876	Realogy Group LLC, Term Loan B	3.242%	7/20/22	BB+	1,892,316
9,018	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien, (DD1)	4.750%	12/18/20	B3	8,149,895
19,508	Total Equity Real Estate Investment Trusts				18,677,039

	Food & Staples Retailing – 6.2% (3.8% of Total Investments)

24,271	Albertson’s LLC, Term Loan B4	3.993%	8/25/21	BB	24,380,712
2,978	Albertson’s LLC, Term Loan B5	4.401%	12/21/22	BB	2,993,617
4,164	Albertson’s LLC, Term Loan B6	4.302%	6/22/23	BB	4,187,379
1,375	BJ’s Wholesale Club, Inc., Term Loan B, First Lien	4.750%	2/03/24	B–	1,370,846
726	Del Monte Foods Company, Term Loan, First Lien	4.307%	2/18/21	CCC+	611,339
1,500	Rite Aid Corporation, Tranche 1, Term Loan, Second Lien	5.750%	8/21/20	BB–	1,507,688
2,975	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	BB–	2,988,016
1,496	Save-A-Lot, Term Loan B	7.000%	12/02/23	B	1,494,691
1,119	Supervalu, Inc., New Term Loan B	5.500%	3/21/19	BB–	1,129,182
40,604	Total Food & Staples Retailing				40,663,470

	Food Products – 4.0% (2.4% of Total Investments)

1,945	Hearthside Group Holdings LLC, Term Loan B	4.000%	6/02/21	B1	1,960,803
4,010	Jacobs Douwe Egberts, Term Loan B, (DDI)	3.438%	7/02/22	BB	4,029,712
1,424	Keurig Green Mountain, Inc., Term Loan A, First Lien	2.500%	3/03/21	BBB–	1,423,498
5,084	Pinnacle Foods Finance LLC, Term Loan B	2.983%	2/02/24	BB+	5,121,664
10,292	US Foods, Inc., New Term Loan B	3.743%	6/27/23	BB	10,394,613
3,441	Wilton Products, Inc., Tranche B, Term Loan	8.500%	8/30/18	CCC+	3,378,295
26,196	Total Food Products				26,308,585

	Health Care Equipment & Supplies – 1.9% (1.2% of Total Investments)

2,077	Acelity, Term Loan B	4.397%	2/02/24	B1	2,083,033
574	Ardent Medical Services, Inc., Term Loan B, First Lien	6.647%	8/04/21	B1	577,174
1,096	ConvaTec, Inc., Term Loan B	3.493%	10/25/23	BB	1,112,099
1,850	Greatbatch, Inc., Term Loan B	4.500%	10/27/22	B	1,863,729
4,595	Onex Carestream Finance LP, Term Loan, First Lien	5.147%	6/07/19	B+	4,567,353
2,553	Onex Carestream Finance LP, Term Loan, Second Lien	9.647%	12/09/19	B–	2,519,677
12,745	Total Health Care Equipment & Supplies				12,723,065

	Health Care Providers & Services – 4.5% (2.7% of Total Investments)

1,955	Acadia Healthcare, Inc., Term Loan B, First Lien	3.982%	2/11/22	Ba2	1,967,219
1,660	Community Health Systems, Inc., Term Loan G	3.798%	12/31/19	BB–	1,655,559
3,321	Community Health Systems, Inc., Term Loan H	4.048%	1/27/21	BB–	3,303,653
3,561	DaVita HealthCare Partners, Inc., Tranche B, Term Loan	3.743%	6/24/21	BBB–	3,605,913
1,575	Envision Healthcare Corporation, Term Loan B, First Lien	4.150%	12/01/23	BB–	1,592,151
986	HCA, Inc., Term Loan B9	2.993%	3/18/23	BBB–	991,492
1,916	Healogics, Inc., Term Loan, First Lien	5.320%	7/01/21	B	1,676,059
3,607	Heartland Dental Care, Inc., Term Loan, First Lien	5.540%	12/21/18	B1	3,617,875
2,000	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/21/19	CCC	1,975,834
3,727	Millennium Laboratories, Inc., Term Loan B, First Lien	7.500%	12/21/20	CCC+	2,018,807
1,368	MultiPlan, Inc., Term Loan B	4.897%	6/07/23	B+	1,387,538

NUVEEN	3

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Health Care Providers & Services (continued)

$766	National Mentor Holdings, Inc., Term Loan B	4.397%	1/31/21	B+	$769,654
464	Quorum Health Corp., Term Loan B	7.795%	4/29/22	B2	464,026
2,918	Select Medical Corporation, Tranche B, Term Loan	4.650%	3/06/24	Ba2	2,950,651
1,100	Vizient, Inc., New Term Loan B	4.545%	2/13/23	B+	1,099,816
30,924	Total Health Care Providers & Services				29,076,247

	Health Care Technology – 1.8% (1.1% of Total Investments)

4,399	Catalent Pharma Solutions, Inc., Term Loan B	3.750%	5/20/21	BB	4,455,436
7,000	Emdeon, Inc., Closing Date Term Loan	3.750%	3/01/24	Ba3	7,028,126
11,399	Total Health Care Technology				11,483,562

	Hotels, Restaurants & Leisure – 5.4% (3.3% of Total Investments)

8,719	Burger King Corporation, Term Loan B3	3.309%	2/16/24	Ba3	8,734,851
2,250	Caesars Entertainment Operating Company, Inc., Term Loan B, (WI/DD)	TBD	TBD	BB	2,237,812
2,611	CCM Merger, Inc., Term Loan B	4.243%	8/06/21	BB–	2,628,530
3,652	CityCenter Holdings LLC, Term Loan B	3.494%	4/07/24	BB–	3,662,442
2,598	Intrawest Resorts Holdings, Inc., Term Loan B	4.500%	12/09/20	B+	2,618,859
2,211	Life Time Fitness, Inc., Term Loan B	4.000%	6/10/22	BB–	2,218,407
6,513	Scientific Games Corporation, Initial Term Loan B3	4.994%	10/01/21	Ba3	6,614,410
3,231	Seaworld Parks and Entertainment, Inc., Term Loan B5	4.147%	3/03/24	BB–	3,232,656
3,470	Station Casino LLC, Term Loan B	3.500%	6/08/23	BB	3,478,636
35,255	Total Hotels, Restaurants & Leisure				35,426,603

	Household Products – 0.6% (0.3% of Total Investments)

1,990	Revlon Consumer Products Corporation, Term Loan B, First Lien	4.493%	9/07/23	Ba3	1,997,329
1,748	Serta Simmons Holdings LLC, Term Loan, First Lien	4.538%	11/08/23	B1	1,756,002
3,738	Total Household Products				3,753,331

	Independent Power & Renewable Electricity Producers – 0.4% (0.2% of Total Investments)

2,522	Dynegy, Inc., Tranche Term Loan C1	4.250%	2/07/24	BB	2,524,731

	Industrial Conglomerates – 0.7% (0.4% of Total Investments)

2,250	Brand Energy & Infrastructure Services, Inc., Initial Term Loan	4.917%	11/26/20	B	2,262,315
2,350	Foresight Energy LLC, Term Loan, First Lien	6.750%	3/16/22	B	2,284,642
4,600	Total Industrial Conglomerates				4,546,957

	Insurance – 2.2% (1.3% of Total Investments)

5,246	Alliant Holdings I LLC, Term Loan B	4.417%	8/14/22	B	5,278,048
2,969	AssuredPartners, Inc., Refinancing Term Loan, First Lien	5.250%	10/21/22	B+	2,995,084
5,796	Hub International Holdings, Inc., Initial Term Loan	4.035%	10/02/20	B+	5,840,261
14,011	Total Insurance				14,113,393

	Internet and Direct Marketing Retail – 1.3% (0.8% of Total Investments)

8,132	Travelport LLC, Term C Loan	4.289%	9/02/21	B+	8,203,022

	Internet Software & Services – 2.0% (1.2% of Total Investments)

1,000	Ancestry.com, Inc., Term Loan B, Second Lien	9.270%	10/19/24	CCC+	1,027,917
1,980	Ancestry.com Inc., Term Loan, First Lien	4.250%	10/19/23	B1	2,001,657
1,995	Rackspace Hosting, Inc., Term Loan B, First Lien	4.535%	11/03/23	BB+	2,011,417
3,688	Sabre, Inc., New Term Loan B	3.743%	2/16/24	Ba2	3,726,824
2,448	SkillSoft Corporation, Term Loan, Second Lien, (DD1)	9.250%	4/28/22	CCC	1,837,339
1,750	TierPoint LLC, Term Loan, First Lien, (WI/DD)	TBD	TBD	B+	1,741,250
500	TierPoint LLC, Term Loan, Second Lien, (WI/DD)	TBD	TBD	CCC+	495,000
13,361	Total Internet Software & Services				12,841,404

	IT Services – 2.0% (1.2% of Total Investments)

1,307	Conduent, Inc., Term Loan B	4.986%	12/07/23	N/R	1,327,676
2,372	EIG Investors Corp., Term Loan, First Lien	6.532%	11/09/19	B+	2,389,447

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	IT Services (continued)

$1,326	Engility Corporation, Repriced Term Loan B2	4.750%	8/14/23	BB–	$1,334,574
1,827	Gartner, Inc., Term Loan A	2.993%	3/16/22	BB+	1,834,916
1,000	Gartner, Inc., Term Loan B	2.993%	4/05/24	BB+	1,006,875
444	Mitchell International, Inc., Initial Term Loan B, First Lien	4.540%	10/13/20	B1	446,730
2,500	Tempo Acquisition LLC, Term Loan B, (WI/DD)	TBD	TBD	B1	2,506,250
1,489	WEX, Inc., Term Loan B	4.493%	6/30/23	BB–	1,506,828
804	Zayo Group LLC, Term Loan B2	3.500%	1/19/24	BB	810,557
13,069	Total IT Services				13,163,853

	Leisure Products – 1.2% (0.7% of Total Investments)

2,592	24 Hour Fitness Worldwide, Inc., Term Loan B	4.897%	5/28/21	Ba3	2,583,507
2,240	Academy, Ltd., Term Loan B	5.142%	7/01/22	B2	1,571,998
2,732	Equinox Holdings, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	B+	2,757,076
998	Four Seasons Holdings, Inc., Term Loan B	4.147%	11/30/23	BB	1,010,325
8,562	Total Leisure Products				7,922,906

	Life Sciences Tools & Services – 0.8% (0.5% of Total Investments)

998	Inventiv Health, Inc., Term Loan B	4.804%	11/09/23	B	1,004,748
3,890	Patheon, Inc., New Term Loan, First Lien	4.406%	4/11/24	B	3,905,074
4,888	Total Life Sciences Tools & Services				4,909,822

	Machinery – 0.8% (0.5% of Total Investments)

1,485	Gates Global LLC, Initial Dollar Term Loan B1	4.408%	4/01/24	B+	1,494,340
1,533	Rexnord LLC., Term Loan B, First Lien	3.889%	8/21/23	BB–	1,540,608
2,388	Safway Group Holdings LLC, Initial Term Loan, First Lien	5.750%	8/21/23	B+	2,413,869
5,406	Total Machinery				5,448,817

	Marine – 0.2% (0.1% of Total Investments)

1,425	American Commercial Lines LLC, Term Loan B, First Lien	9.750%	11/12/20	B–	1,300,313

	Media – 12.5% (7.6% of Total Investments)

2,089	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.250%	7/23/21	B1	2,049,455
1,381	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	1,326,140
1,743	Affinion Group Holdings, Inc., Initial Term Loan, Second Lien	8.500%	10/31/18	Caa1	1,748,362
985	Affinion Group Holdings, Inc., Term Loan, First Lien	6.750%	4/30/18	B1	984,684
1,910	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	B1	1,757,200
2,000	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	Caa1	1,525,000
7,405	Cequel Communications LLC, Term Loan B	3.161%	7/14/25	BB–	7,407,708
4,950	Charter Communications Operating Holdings LLC, Term Loan I, First Lien	3.243%	1/15/24	BBB–	4,980,938
2,718	Clear Channel Communications, Inc., Term Loan E	8.493%	7/30/19	Caa1	2,333,953
3,788	Clear Channel Communications, Inc., Tranche D, Term Loan	7.743%	1/30/19	Caa1	3,252,557
13,037	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	Caa1	10,229,600
3,493	Emerald Expositions Holdings, Inc., Term Loan, First Lien	4.897%	6/17/20	BB–	3,518,763
2,413	Getty Images, Inc., Term Loan B, First Lien	4.750%	10/18/19	B3	2,142,408
893	Gray Television, Inc., Term Loan B2	3.483%	2/07/24	BB	901,648
2,917	IMG Worldwide, Inc., Term Loan, First Lien	4.250%	5/06/21	B+	2,936,217
1,600	Lions Gate Entertainment Corporation, Term Loan B	3.982%	12/08/23	Ba2	1,610,992
1,458	LSC Communications, Term Loan	7.000%	9/30/22	Ba3	1,480,208
2,978	McGraw-Hill Education Holdings LLC, Term Loan B	5.000%	5/02/22	Ba3	2,948,842
337	Nexstar Broadcasting Group, Term Loan B, First Lien	3.994%	1/17/24	Ba3	340,144
3,481	Nexstar Broadcasting Group, Term Loan B, First Lien	3.994%	1/17/24	BB+	3,508,465
2,947	Springer Science & Business Media, Inc., Term Loan B9, First Lien	4.622%	8/14/20	B	2,957,005
17,251	Univision Communications, Inc., Term Loan C5	3.750%	3/15/24	BB–	17,151,394
2,000	Virgin Media Investment Holdings, Limited Term Loan I	3.744%	1/31/25	BB–	2,009,750
1,520	WMG Acquisition Corporation, Term Loan B, First Lien	3.750%	11/01/23	Ba3	1,527,565
419	Yell Group PLC, PIK Term Loan B2, First Lien	8.500%	9/07/65	N/R	887,098
450	Yell Group PLC, Term Loan A2, First Lien	8.036%	9/07/21	N/R	464,163
86,163	Total Media				81,980,259

NUVEEN	5

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Metals & Mining – 1.1% (0.7% of Total Investments)

$2,948	Fairmount Minerals, Ltd., Term Loan B1, First Lien	4.647%	9/05/19	Caa1	$2,882,120
1,800	Fairmount Minerals, Ltd., Term Loan B2, First Lien	4.647%	9/05/19	B–	1,773,266
746	Fortescue Metals Group, Ltd., Term Loan B, First Lien	3.750%	6/30/19	BBB–	751,917
1,670	Zekelman Industries, Term Loan B	4.906%	6/14/21	BB–	1,692,053
7,164	Total Metals & Mining				7,099,356

	Multiline Retail – 2.7% (1.7% of Total Investments)

3,455	99 Cents Only Stores Tranche B2, Term Loan	4.606%	1/11/19	CCC+	3,249,532
1,500	Bass Pro Group LLC, Sale Facility, Term Loan, First Lien	5.897%	6/08/18	B+	1,515,000
1,938	Bass Pro Group LLC, Term Loan B, First Lien	4.239%	6/05/20	B+	1,935,264
1,803	Belk, Inc., Term Loan B, First Lien	5.905%	12/12/22	B	1,609,822
8,010	Dollar Tree, Inc., Term Loan B2	4.250%	7/06/22	BBB–	8,145,169
1,382	Hudson’s Bay Company, Term Loan B, First Lien	4.250%	9/30/22	BB	1,325,461
18,088	Total Multiline Retail				17,780,248

	Oil, Gas & Consumable Fuels – 2.6% (1.6% of Total Investments)

946	California Resources Corporation, Term Loan A, First Lien	3.781%	9/24/19	B1	920,443
658	Crestwood Holdings LLC, Term Loan B	9.042%	6/19/19	B–	655,997
286	Energy and Exploration Partners, Term Loan, Second Lien	5.000%	5/13/22	N/R	157,519
3,327	Fieldwood Energy LLC, Term Loan, First Lien	3.875%	10/01/18	B2	3,256,384
1,818	Fieldwood Energy LLC, Term Loan, First Lien	8.000%	8/31/20	B2	1,786,470
912	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	CCC–	724,982
1,474	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B–	1,340,978
5,283	Harvey Gulf International Marine, Inc., Term Loan B	5.637%	6/18/20	CCC+	3,416,638
2,311	Peabody Energy Corporation, Term Loan B, (DDI)	5.500%	3/31/22	Ba3	2,321,863
3,784	Seadrill Partners LLC, Initial Term Loan	4.147%	2/21/21	CCC+	2,554,147
60	Southcross Holdings Borrower L.P., Term Loan B, First Lien	3.500%	4/13/23	CCC+	53,828
20,859	Total Oil, Gas & Consumable Fuels				17,189,249

	Pharmaceuticals – 2.3% (1.4% of Total Investments)

2,213	Concordia Healthcare Corporation, Term Loan B, First Lien	5.250%	10/21/21	B2	1,504,685
5,500	Grifols, Inc., Term Loan B	3.195%	1/31/25	BB	5,524,074
7,984	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.328%	8/18/22	Ba3	8,038,087
162	Valeant Pharmaceuticals International, Inc., Series F3, Tranche B, Term Loan	5.740%	4/01/22	BB–	162,832
15,859	Total Pharmaceuticals				15,229,678

	Professional Services – 0.7% (0.4% of Total Investments)

1,597	Ceridian Corporation, Term Loan B2	4.501%	9/15/20	Ba3	1,594,637
3,000	Nielsen Finance LLC, Term Loan B4	2.990%	10/04/23	BBB–	3,016,251
4,597	Total Professional Services				4,610,888

	Real Estate Management & Development – 1.3% (0.8% of Total Investments)

4,562	Capital Automotive LP, Term Loan, First Lien	4.000%	3/21/24	B	4,605,453
3,723	Capital Automotive LP, Term Loan, Second Lien	7.000%	3/21/25	B3	3,791,534
8,285	Total Real Estate Management & Development				8,396,987

	Road & Rail – 0.3% (0.2% of Total Investments)

1,975	Quality Distribution, Term Loan, First Lien	5.897%	8/18/22	B2	1,910,813

	Semiconductors & Semiconductor Equipment – 1.6% (1.0% of Total Investments)

1,259	Cypress Semiconductor Corp, Term Loan B	4.740%	7/05/21	BB	1,273,600
1,771	Lumileds, Term Loan, First Lien, (WI/DD)	TBD	TBD	Ba3	1,792,968
1,737	Micron Technology, Inc., New Term Loan B	3.500%	4/26/22	N/R	1,750,586
2,211	Microsemi Corporation, Term Loan B	3.241%	1/17/23	BB	2,224,505
3,215	On Semiconductor Corp., New Term Loan B	3.243%	3/31/23	Ba1	3,236,171
10,193	Total Semiconductors & Semiconductor Equipment				10,277,830

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Software – 10.7% (6.5% of Total Investments)

$3,035	Blackboard, Inc., Term Loan B4	6.158%	6/30/21	B+	$3,047,275
5,680	BMC Software, Inc., Initial Term Loan B1, (DD1)	5.000%	9/10/22	B+	5,716,541
1,554	Computer Sciences Government Services, Term Loan B, First Lien	3.493%	11/30/23	BB+	1,563,498
4,653	Compuware Corporation, Term Loan B2, First Lien	5.250%	12/15/21	B	4,676,630
1,285	Compuware Corporation, Term Loan, Second Lien	9.250%	12/15/22	CCC+	1,295,300
3,879	Ellucian, Term Loan B, First Lien	4.397%	9/30/22	B	3,880,761
2,974	Informatica Corp., Term Loan B, (DD1)	4.647%	8/05/22	B	2,967,890
10,433	Infor (US), Inc., Term Loan B	3.897%	2/01/22	B1	10,433,746
1,496	Kronos Incorporated, Term Loan B, First Lien	5.034%	11/01/23	B	1,503,320
7,839	Micro Focus International PLC, Term Loan B, (WI/DD)	TBD	TBD	BB–	7,878,392
5,490	Micro Focus International PLC, Term Loan B2	3.672%	11/19/21	BB–	5,517,480
1,161	Micro Focus International PLC, New Term Loan, (WI/DD)	TBD	TBD	BB–	1,166,608
3,420	Misys, New Term Loan, First Lien, (WI/DD)	TBD	TBD	B	3,403,031
2,052	Misys, New Term Loan, Second Lien, (WI/DD)	TBD	TBD	CCC+	2,031,558
1,995	RP Crown Parent LLC, Term Loan B, First Lien	4.500%	10/12/23	B1	2,012,249
1,992	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., 2017 Refinancing New Term Loan B1	3.243%	7/08/22	BB+	2,008,503
165	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., 2017 Refinancing New Term Loan B2	3.243%	7/08/22	BB+	166,797
7,758	Tibco Software, Inc., Term Loan B	5.500%	12/04/20	B1	7,852,077
92	Uber Technologies, Inc., Term Loan B, First Lien	5.000%	7/13/23	N/R	91,929
746	Vertafore, Inc., Term Loan, First Lien	4.250%	6/30/23	B	750,048
1,693	Vertiv Co., New Term Loan B	5.030%	11/30/23	B+	1,706,657
69,392	Total Software				69,670,290

	Specialty Retail – 1.1% (0.6% of Total Investments)

3,082	Gardner Denver, Inc., Term Loan, (DD1)	4.559%	7/30/20	B	3,085,728
3,432	Petco Animal Supplies, Inc., Term Loan B1	4.172%	1/26/23	B1	3,127,835
836	Petsmart Inc., Term Loan B, First Lien, (DD1)	4.020%	3/11/22	BB–	771,923
7,350	Total Specialty Retail				6,985,486

	Technology Hardware, Storage & Peripherals – 6.4% (3.9% of Total Investments)

14,652	Dell International LLC, New Term Loan B	3.500%	9/07/23	BBB–	14,730,344
7,800	Dell International LLC, Term Loan A2, First Lien	3.250%	9/07/21	BBB–	7,819,500
4,500	Dell International LLC, Term Loan A3, First Lien	3.000%	12/31/18	BBB–	4,511,718
1,705	Dell Software Group, Term Loan B	7.000%	10/31/22	B1	1,732,384
12,940	Western Digital, Inc., New Term Loan B, (DD1)	3.743%	4/29/23	BBB–	13,059,796
41,597	Total Technology Hardware, Storage & Peripherals				41,853,742

	Textiles, Apparel & Luxury Goods – 0.2% (0.1% of Total Investments)

2,342	Gymboree Corporation, Term Loan	5.000%	2/23/18	Caa3	1,084,885

	Trading Companies & Distributors – 2.3% (1.4% of Total Investments)

8,273	Avolon, Term Loan B2	3.743%	3/21/22	N/R	8,407,461
5,150	HD Supply, Inc., Term Loan B	3.897%	8/13/21	BB	5,189,868
1,613	Neff Rental/Neff Finance Closing Date Loan, Second Lien	7.543%	6/09/21	B–	1,617,323
15,036	Total Trading Companies & Distributors				15,214,652

	Transportation Infrastructure – 0.4% (0.2% of Total Investments)

149	Ceva Group PLC, Canadian Term Loan	6.672%	3/19/21	B–	131,490
866	Ceva Group PLC, Dutch B.V., Term Loan	6.672%	3/19/21	B–	762,643
846	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.500%	3/19/21	B–	745,544
1,194	Ceva Group PLC, US Term Loan	6.672%	3/19/21	B–	1,051,922
3,055	Total Transportation Infrastructure				2,691,599

	Wireless Telecommunication Services – 4.3% (2.6% of Total Investments)

927	Asurion LLC, Term Loan B2	4.243%	7/08/20	BB–	935,472
4,574	Asurion LLC, Term Loan B4	4.250%	8/04/22	BB–	4,611,344
3,264	Asurion LLC, Term Loan B5	4.045%	11/03/23	BB–	3,283,991
181	Fairpoint Communications, Inc., Term Loan B	7.500%	2/14/19	B	182,547
11,500	Sprint Corporation, Term Loan, First Lien	3.500%	2/02/24	BB–	11,522,759

NUVEEN	7

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Wireless Telecommunication Services (continued)

$2,324	Syniverse Holdings, Inc., Initial Term Loan B, First Lien	4.172%	4/23/19	B	$2,139,786
1,291	Syniverse Technologies, Inc., Tranche B, Term Loan	4.147%	4/23/19	B	1,188,714
4,000	UPC Financing Partnership, Term Loan, First Lien	3.744%	4/15/25	BB	4,019,500
28,061	Total Wireless Telecommunication Services				27,884,113
$823,622	Total Variable Rate Senior Loan Interests (cost $814,662,217)				805,455,803

Shares	Description (1)				Value

	COMMON STOCKS – 1.3% (0.8% of Total Investments)

	Banks – 0.4% (0.2% of Total Investments)

30,811	BLB Worldwide Holdings Inc., (6)				$2,403,258

	Diversified Consumer Services – 0.1% (0.1% of Total Investments)

78,490	Cengage Learning Holdings II LP, (6)				745,655
9,876,769	Education Management Corporation, (6), (7)				988
	Total Diversified Consumer Services				746,643

	Energy Equipment & Services – 0.4% (0.3% of Total Investments)

80,413	C&J Energy Services Inc., (6)				2,348,864
2,712	Vantage Drill International, (6), (7)				461,040
	Total Energy Equipment & Services				2,809,904

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

74,059	Millennium Health LLC, (6)				81,465

	Hotels, Restaurants & Leisure – 0.0% (0.0% of Total Investments)

2,670	Buffets Term Loan, (6)				—

	Media – 0.4% (0.2% of Total Investments)

1,441,988	Hibu PLC, (6), (8)				1
26,045	Metro-Goldwyn-Mayer, (6), (7)				2,529,620
45,942	Tribune Media Company, (8)				—
	Total Media				2,529,621

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

136	Energy and Exploration Partners, Inc., (6), (7)				47,600
64	Southcross Holdings Borrower LP, (6)				30,400
	Total Oil, Gas & Consumable Fuels				78,000
	Total Common Stocks (cost $15,339,807)				8,648,891

Shares	Description (1)	Coupon		Ratings (3)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.0% (0.0% of Total Investments)

	Diversified Consumer Services – 0.0% (0.0% of Total Investments)

10,989	Education Management Corporation	7.500%		N/R	$110
	Total $25 Par (or similar) Retail Preferred (cost $26,686)				110

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CONVERTIBLE BONDS – 0.1% (0.1% of Total Investments)

	Communications Equipment – 0.1% (0.1% of Total Investments)

$850	Nortel Networks Corp., (5)	1.750%	4/15/12	N/R	$826,625
$850	Total Convertible Bonds (cost $696,250)				826,625

8	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 20.7% (12.5% of Total Investments)

	Auto Components – 0.3% (0.2% of Total Investments)

$2,000	Schaeffler Finance BV, 144A	4.250%	5/15/21	Baa3	$2,044,600

	Commercial Services & Supplies – 0.2% (0.1% of Total Investments)

1,034	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	1,035,292

	Communications Equipment – 0.1% (0.1% of Total Investments)

210	Avaya Inc., 144A	7.000%	4/01/19	N/R	175,875
5,150	Avaya Inc., 144A	10.500%	3/01/21	N/R	695,250
5,360	Total Communications Equipment				871,125

	Diversified Telecommunication Services – 2.3% (1.4% of Total Investments)

3,322	IntelSat Connect Finance SA, 144A	12.500%	4/01/22	CC	2,923,360
4,480	IntelSat Jackson Holdings	5.500%	8/01/23	Caa2	3,824,800
1,080	IntelSat Limited	6.750%	6/01/18	CC	982,800
6,449	IntelSat Limited	7.750%	6/01/21	Ca	3,732,359
5,260	IntelSat Limited	8.125%	6/01/23	Ca	2,998,200
750	Level 3 Financing Inc.	5.375%	8/15/22	BB	774,525
21,341	Total Diversified Telecommunication Services				15,236,044

	Equity Real Estate Investment Trusts – 1.0% (0.6% of Total Investments)

1,500	iStar Inc.	4.000%	11/01/17	B+	1,502,812
4,250	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A	5.250%	12/01/21	B+	4,473,125
600	Walter Investment Management Corporation	7.875%	12/15/21	Caa2	363,000
6,350	Total Equity Real Estate Investment Trusts				6,338,937

	Health Care Equipment & Supplies – 0.8% (0.5% of Total Investments)

1,000	Tenet Healthcare Corporation	6.750%	2/01/20	B–	1,010,000
4,000	Tenet Healthcare Corporation	6.000%	10/01/20	BB–	4,210,000
5,000	Total Health Care Equipment & Supplies				5,220,000

	Health Care Providers & Services – 0.7% (0.4% of Total Investments)

3,000	HCA Inc.	6.500%	2/15/20	BBB–	3,292,680
1,200	IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	1,170,000
4,200	Total Health Care Providers & Services				4,462,680

	Hotels, Restaurants & Leisure – 2.1% (1.2% of Total Investments)

2,000	MGM Resorts International Inc.	5.250%	3/31/20	BB	2,115,000
5,000	Scientific Games Corporation, 144A	7.000%	1/01/22	Ba3	5,353,100
5,500	Scientific Games International Inc.	10.000%	12/01/22	B–	5,957,875
12,500	Total Hotels, Restaurants & Leisure				13,425,975

	Household Durables – 0.6% (0.4% of Total Investments)

3,750	Lennar Corporation	4.125%	12/01/18	Ba1	3,834,375

	Media – 4.2% (2.5% of Total Investments)

1,000	CCO Holdings LLC Finance Corporation	5.750%	9/01/23	BB+	1,050,000
200	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation	3.579%	7/23/20	BBB–	206,791
2,600	Dish DBS Corporation	5.125%	5/01/20	Ba3	2,717,000
2,000	Dish DBS Corporation	5.875%	7/15/22	Ba3	2,118,580
2,500	Dish DBS Corporation	5.875%	11/15/24	Ba3	2,621,875
6,562	iHeartCommunications, Inc.	9.000%	12/15/19	Caa1	5,413,650
14,170	iHeartCommunications, Inc., PIK	14.000%	2/01/21	Ca	4,109,305
10,350	iHeartCommunications, Inc.	9.000%	3/01/21	Caa1	7,866,000
1,762	iHeartCommunications, Inc., 144A	11.250%	3/01/21	Caa1	1,352,335
41,144	Total Media				27,455,536

NUVEEN	9

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Oil, Gas & Consumable Fuels – 1.1% (0.7% of Total Investments)

$2,585	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	$1,990,450
700	Denbury Resources Inc.	6.375%	8/15/21	CCC+	554,750
1,225	Denbury Resources Inc.	5.500%	5/01/22	CCC+	912,625
750	Everest Acquisition LLC Finance	9.375%	5/01/20	CCC+	710,625
3,000	FTS International Inc., 144A	8.463%	6/15/20	B	3,030,000
8,260	Total Oil, Gas & Consumable Fuels				7,198,450

	Pharmaceuticals – 0.0% (0.0% of Total Investments)

850	Concordia Healthcare Corporation, 144A	7.000%	4/15/23	CCC	136,000

	Semiconductors & Semiconductor Equipment – 0.4% (0.3% of Total Investments)

1,564	Advanced Micro Devices, Inc.	7.500%	8/15/22	B–	1,736,040
930	Advanced Micro Devices, Inc.	7.000%	7/01/24	B–	989,288
2,494	Total Semiconductors & Semiconductor Equipment				2,725,328

	Software – 1.8% (1.1% of Total Investments)

2,000	Balboa Merger Sub Inc., 144A	11.375%	12/01/21	CCC+	2,215,000
4,380	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	4,453,934
1,500	Boxer Parent Company Inc./BMC Software, 144A, PIK	9.000%	10/15/19	CCC+	1,499,070
3,650	Infor Us Inc., 144A	5.750%	8/15/20	BB	3,809,688
11,530	Total Software				11,977,692

	Technology Hardware, Storage & Peripherals – 2.6% (1.6% of Total Investments)

2,000	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A	5.875%	6/15/21	BB+	2,120,000
11,330	EMC Corporation	2.650%	6/01/20	Ba2	11,088,161
3,650	Western Digital Corporation, 144A	7.375%	4/01/23	BBB–	3,996,750
16,980	Total Technology Hardware, Storage & Peripherals				17,204,911

	Trading Companies & Distributors – 0.3% (0.1% of Total Investments)

1,500	HD Supply Inc., 144A	5.250%	12/15/21	BB	1,582,500

	Wireless Telecommunication Services – 2.2% (1.3% of Total Investments)

2,250	Sprint Communications Inc.	7.000%	8/15/20	B+	2,438,437
7,750	Sprint Corporation	7.875%	9/15/23	B+	8,699,375
1,750	Sprint Corporation	7.125%	6/15/24	B+	1,903,125
1,150	Syniverse Foreign Holdings Corporation, 144A	9.125%	1/15/22	B	1,141,375
12,900	Total Wireless Telecommunication Services				14,182,312
$157,193	Total Corporate Bonds (cost $144,240,759)				134,931,757

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	ASSET-BACKED SECURITIES – 4.6% (2.8% of Total Investments)

$2,500	BlueMountain Collateralized Loan Obligations Limited 2012-1A, 144A	6.656%	7/20/23	BB	$2,499,913
1,200	Bristol Park CLO Limited, Series 2016-1A, 144A	8.408%	4/15/29	Ba3	1,218,157
500	Carlyle Global Market Strategies Collateralized Loan Obligations, Series 2013-2A, 144A	6.158%	4/18/25	BB	495,792
1,000	Finn Square Collateralized Loan Obligations Limited, Series 2012-1A, 144A	6.207%	12/24/23	BB	999,936
500	ING Investment Management, Collateralized Loan Obligation, 2013-1A D, 144A	6.158%	4/15/24	BB	492,933
2,700	LCM Limited Partnership, Collateralized Loan Obligation 2012A, 144A	6.908%	10/19/22	BB	2,714,121
6,000	LCM Limited Partnership, Collateralized Loan Obligation, 2015A, 144A	6.052%	8/25/24	BB–	5,999,754
2,750	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2015-16A, 144A	6.656%	4/20/26	Ba3	2,749,904
1,500	Madison Park Funding Limited, Series 2012-10A, 144A	8.776%	1/20/29	BB	1,548,771

10	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	ASSET-BACKED SECURITIES (continued)

$500	North End CLO Limited, Loan Pool, 144A	5.758%	7/17/25	BB	$472,515
750	Northwoods Capital Corporation, Collateralized Loan Obligations 2012-9A, 144A	6.258%	1/18/24	BB–	746,267
3,000	Octagon Investment Partners, Series 2015-1A, 144A	7.006%	10/20/26	Ba3	2,999,886
1,250	OZLM Funding Limited, Series 2012-2A, 144A	8.470%	10/30/27	BB	1,260,774
3,000	Race Point Collateralized Loan Obligations, Series 2012-6A, 144A	6.804%	5/24/23	BB	3,000,024
3,000	Race Point Collateralized Loan Obligation Series 2012-7A, 144A	6.038%	11/08/24	BB–	3,000,027
$30,150	Total Asset-Backed Securities (cost $28,476,526)				30,198,774

Shares	Description (1), (9)				Value

	INVESTMENT COMPANIES – 1.8% (1.1% of Total Investments)

353,668	Eaton Vance Floating-Rate Income Trust Fund				$5,361,607
968,586	Eaton Vance Senior Income Trust				6,654,186
	Total Investment Companies (cost $11,981,509)				12,015,793
	Total Long-Term Investments (cost $1,015,423,754)				992,077,753

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 13.1% (7.9% of Total Investments)

	REPURCHASE AGREEMENTS – 13.1% (7.9% of Total Investments)

$85,333	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/17, repurchase price $85,333,933, collateralized by $74,605,000 U.S. Treasury Bonds, 3.750%, due 11/15/43, value $87,043,668	0.090%	5/01/17		$85,333,293
	Total Short-Term Investments (cost $85,333,293)				85,333,293
	Total Investments (cost $1,100,757,047) – 164.9%				1,077,411,046
	Borrowings – (44.2)% (10), (11)				(288,900,000)
	Term Preferred Shares, at Liquidation Preference – (13.8)% (12)				(90,200,000)
	Other Assets Less Liabilities – (6.9)% (13)				(44,942,022)
	Net Assets Applicable to Common Shares – 100%				$653,369,024

Investments in Derivatives as of April 30, 2017

Interest Rate Swaps (OTC Uncleared)

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)		Fixed Rate Payment Frequency	Termination Date		Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, LLC	$10,200,000	Pay	1-Month USD-LIBOR-ICE	1.750	% (14)	Monthly	12/01/19	(15)	$(35,215)
Morgan Stanley Capital Services, LLC	25,000,000	Pay	1-Month USD-LIBOR-ICE	2.700	(16)	Monthly	1/01/22	(17)	(25,954)
Morgan Stanley Capital Services, LLC	55,000,000	Pay	1-Month USD-LIBOR-ICE	4.000		Monthly	1/01/27	(18)	435,690
	$90,200,000								$374,521

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would

NUVEEN	11

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	April 30, 2017 (Unaudited)

use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$805,455,803	$—	$805,455,803
Common Stocks	5,609,642	3,039,248	1	8,648,891
$25 Par (or similar) Retail Preferred	—	110	—	110
Convertible Bonds	—	826,625	—	826,625
Corporate Bonds	—	134,931,757	—	134,931,757
Asset-Backed Securities	—	30,198,774	—	30,198,774
Investment Companies	12,015,793	—	—	12,015,793

Short-Term Investments:
Repurchase Agreements	—	85,333,293	—	85,333,293

Investment in Derivatives:
Interest Rate Swaps*	—	374,521	—	374,521
Total	$17,625,435	$1,060,160,131	$1	$1,077,785,567
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2017, the cost of investments (excluding investments in derivatives) was $1,104,974,950.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2017, were as follows:

Gross unrealized:
Appreciation	$24,277,722
Depreciation	(51,841,626)
Net unrealized appreciation (depreciation) of investments	$(27,563,904)

12	NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(7)	For fair value measurement disclosure purposes, investment classified as Level 2.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(9)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(10)	Borrowings as a percentage of Total Investments is 26.8%.

(11)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(12)	Term Preferred Shares, at Liquidation Preference as a percentage of Total Investments is 8.4%.

(13)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

(14)	Effective June 1, 2018, the fixed rate paid by the Fund will increase according to a predetermined scheduled as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every six months on specific dates through the swap contract’s termination date.

(15)	This interest rate swap has an optional early termination date beginning on December 1, 2017 and monthly thereafter through the termination date as specified in the swap contract.

(16)	Effective April 1, 2017, the fixed rate paid by the Fund will increase according to a predetermined scheduled as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every three months on specific dates through the swap contract’s termination date.

(17)	This interest rate swap has an optional early termination date beginning on January 1, 2019 and monthly thereafter through the termination date as specified in the swap contract.

(18)	This interest rate swap has an optional early termination date beginning on January 1, 2021 and monthly thereafter through the termination date as specified in the swap contract.

(DD1)	Portion of investment purchased on a delayed delivery basis.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

PIK	All or a portion of this security is payment-in-kind.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange

NUVEEN	13

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Floating Rate Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: June 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2017